Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - Long-Term Debt and Other Financial Liabilities [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Annual Principal Payments [Abstract]
Twelve-month periods ending December 31, 2023	$ 50,006
Twelve-month periods ending December 31, 2024	30,633
Twelve-month periods ending December 31, 2025	47,911
Twelve-month periods ending December 31, 2026	77,296
Thereafter	42,857
Total	$ 248,703